Risk Report - Market Risk - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Detail) - EUR (€) € in Millions		Dec. 31, 2022 [1]	Dec. 31, 2021
Total [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		€ 38.3	€ 31.1
Diversification effect [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		(43.3)	(27.0)
Interest Rate Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		26.0	16.6
Credit Spread Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		35.0	24.1
Equity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		6.4	8.3
Foreign Exchange Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[2]	13.6	8.1
Commodity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type		€ 0.5	€ 1.0

[1]	Figures for 2022 as of December 31, 2022. Figures for 2021 as of December 31, 2021.
[2]	Includes value-at-risk from gold and other precious metal positions.